General Information (Details)	Dec. 31, 2025 Employee
IfrsStatementLineItems [Line Items]
Number of employees	9,455
Parent [member]
IfrsStatementLineItems [Line Items]
Number of employees	444
Consolidated [member]
IfrsStatementLineItems [Line Items]
Number of employees	9,455
Senior Executives [Member] | Parent [member]
IfrsStatementLineItems [Line Items]
Number of employees	9
Senior Executives [Member] | Consolidated [member]
IfrsStatementLineItems [Line Items]
Number of employees	14
Managers And Deputy Managers [Member] | Parent [member]
IfrsStatementLineItems [Line Items]
Number of employees	95
Managers And Deputy Managers [Member] | Consolidated [member]
IfrsStatementLineItems [Line Items]
Number of employees	555
Other Workers [Member] | Parent [member]
IfrsStatementLineItems [Line Items]
Number of employees	340
Other Workers [Member] | Consolidated [member]
IfrsStatementLineItems [Line Items]
Number of employees	8,886